Annual Fund Operating Expenses (Vanguard Telecommunication Services Index Fund ETF)	Vanguard Telecommunication Services Index Fund Vanguard Telecommunication Services Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%